Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	June 30, 2018	December 31, 2017
Computer Equipment	$43,087	$43,087
Equipment	468,822	460,927
Furniture and Fixtures	62,321	62,321
Leasehold Improvements	22,495	22,495
	596,758	588,830
Less: Accumulated depreciation	(471,701)	(423,427)
	$125,057	$165,403

Depreciation expense was $48,274 and $85,538 for the six months ended June 30, 2018 and 2017, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2017	December 31, 2016
Computer Equipment	$43,087	$33,858
Equipment	460,927	390,656
Furniture and Fixtures	62,321	45,198
Leasehold Improvements	22,495	22,495
	588,830	492,207
Less: Accumulated depreciation	(423,427)	(276,259)
	$165,403	$215,948

Depreciation expense was $147,832 and $159,102 for the years ended December 31, 2017 and 2016, respectively.